STOCKHOLDERS' EQUITY (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock options outstanding, beginning	0	0
Granted	5,608	0
Exercised	0	0
Forfeited or expired	(521)	0
Stock options outstanding, ending	5,087	0
Stock options vested/exercisable	0
Stock options expected to vest	3,944
Weighted average exercise price outstanding, beginning	$ .00	$ .00
Granted	34.20	.00
Exercised	.00	.00
Forfeited or expired	34.20	.00
Weighted average exercise price outstanding, ending	34.20	$ .00
Weighted average exercise price vested/exercisable	.00
Weighted average exercise price expected to vest	$ 34.20
Weighted-average remaining contractual life outstanding	9 years 7 months 6 days	0 years
Weighted-average remaining contractual life vested/exercisable	0 years
Weighted-average remaining contractual life expected to vest	9 years 7 months 6 days
Aggregate intrinsic value outstanding	$ 0	$ 0
Aggregate intrinsic value vested/exercisable	0
Aggregate intrinsic value expected to vest	$ 0